Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

15.

Subsequent Events
a)
Exercise

of

warrants:
Since

July

1,

2024

and

until

September

12,

2024,

the

Company

issued
65,715

shares

of

common

stock,

resulting

to

$
164

of

proceeds

from

the

exercise

of
41,085
warrants.
b) Bond Issue:
On July

2, 2024, the

Company issued a

new bond

of $
150

million, maturing

in July
2029

to

refinance

the

existing

$
125

million

bond

maturing

in

June

2026

(note

8).

The

existing
bond

was

settled

on

July

8,

2024

and

the

Company

incurred

a

loss

of

about

$
3,990
,

resulting
from the call premium.

c)
Series B

Preferred Stock Dividends
: On

July 15,

2024, the

Company paid a

quarterly dividend
on its series B preferred stock,

amounting to $
0.5546875

per share, or $
1,442 , to its stockholders
of record as of July 12, 2024.
d)
Loan

refinancing:
On

July

25,

2024,

the

Company

entered

into

a

new

loan

agreement

with
Nordea

to

refinance

the
two

existing

loan

agreements

with

the

bank

having

an

outstanding
balance of

$
167,263
. The

new loan

agreement will mature

in
six years

and will have

a margin

of
2.00 % over term SOFR.
e) Delivery of Vessel: On September 4, 2024, the vessel Houston was delivered to her new owners
(Note 6).